YieldMax GME Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 12.5%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 12.5%
GameStop Corp., Expiration: 5/1/2026; Exercise Price: $26.50	$416,665	167	$501
GameStop Corp., Expiration: 5/1/2026; Exercise Price: $26.00	1,205,085	483	1,932
GameStop Corp., Expiration: 5/8/2026; Exercise Price: $26.00	461,575	185	6,198
GameStop Corp., Expiration: 5/8/2026; Exercise Price: $25.50	499,000	200	8,900
GameStop Corp., Expiration: 6/18/2026; Exercise Price: $23.01	2,582,325	1,035	305,915
Total Call Options			323,446

TOTAL PURCHASED OPTIONS (Cost $265,633)			323,446

SHORT-TERM INVESTMENTS - 82.6%
Money Market Funds - 44.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)(f)		1,136,841	1,136,841

U.S. Treasury Bills - 38.5%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 3.63%(g)(h)		$628,000	621,942
U.S. Treasury Bill, 9/3/2026, 3.64%(g)(h)		374,000	369,358
			991,300

TOTAL SHORT-TERM INVESTMENTS (Cost $2,128,554)			2,128,141

TOTAL INVESTMENTS - 95.1% (Cost $2,394,187)			$2,451,587
Other Assets in Excess of Liabilities - 4.9%			125,212
TOTAL NET ASSETS - 100.0%			$2,576,799

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(f)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(g)	The rate shown is the annualized effective yield as of April 30, 2026.
(h)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $991,265.

YieldMax GME Option Income Strategy ETF
Schedule of Written Options Contracts
April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (5.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.7)%
GameStop Corp., Expiration: 5/1/2026; Exercise Price: $25.00	$(1,621,750)	(650)	$(13,975)
GameStop Corp., Expiration: 5/8/2026; Exercise Price: $25.00	(374,250)	(150)	(9,075)
GameStop Corp., Expiration: 5/8/2026; Exercise Price: $24.50	(586,325)	(235)	(20,797)
Total Call Options			(43,847)

Put Options - (3.5)%
GameStop Corp., Expiration: 6/18/2026; Exercise Price: $23.01	(2,582,325)	(1,035)	(90,832)

TOTAL WRITTEN OPTIONS (Premiums received $206,850)			$(134,679)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.